Share capital and share-based compensation - Summary of RSU Activities (Details) - Restricted share units	3 Months Ended		12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	2,000,680	938,752	938,752
Granted (in shares)	1,927,351	1,167,986
Number of other equity instruments exercised (in shares)	(378,190)	0
Forfeited (in shares)	(71,518)	(1,645)
Ending balance (in shares)	3,478,323	2,105,093	2,000,680
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Granted (in dollars per share) | $ / shares	$ 5.77	$ 7.84
Exercised (in dollars per share) | $ / shares	7.82	0
Forfeited (in dollars per share) | $ / shares	9.20	7.74
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 7.16	$ 9.46	$ 8.69	$ 11.47